STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	3 Months Ended							4 Months Ended				5 Months Ended					6 Months Ended				7 Months Ended	8 Months Ended			9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Apr. 14, 2021	Apr. 08, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	May 10, 2021	Apr. 30, 2021	Apr. 21, 2021	Apr. 16, 2021	Jun. 09, 2021	May 24, 2021	May 19, 2021	May 18, 2021	May 17, 2021	Jul. 15, 2021	Jul. 14, 2021	Jul. 08, 2021	Jun. 18, 2021	Aug. 11, 2021	Sep. 07, 2021	Aug. 25, 2021	Aug. 16, 2021	Sep. 30, 2021	Sep. 16, 2021	Sep. 15, 2021	Sep. 30, 2020	Sep. 10, 2021	Sep. 02, 2021	Aug. 12, 2021	Jul. 29, 2021
Class of Stock [Line Items]
Stock issued for services, value	$ 53,500	$ 37,975			$ 81,825	$ 94,999	$ 384,002
Debt converted, amount converted	$ 1,138,904
Share price	$ 7.25																								$ 7.25
Short term loan			$ 100,000																													$ 300,000
Sale Of Stock [Member]
Class of Stock [Line Items]
Share price										$ 6.00
Stock Issued During Period, Shares, New Issues										41,667
Note holder [Member]
Class of Stock [Line Items]
Debt converted, amount converted																												$ 30,695
Debt converted, shares issued																												1,919
Proceeds from Other Equity																												$ 5,000
One Investor [Member]
Class of Stock [Line Items]
Number of restricted common stock sold				16,667
Share price				$ 6.00
One Investor 2 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt			$ 100,000
Number of restricted common stock issued for loan origination fee			2,500
Repayments of Short-term Debt										$ 100,000
One Investor 3 [Member]
Class of Stock [Line Items]
Number of restricted common stock sold											41,667
Share price											$ 6.00
One Investor 4 [Member]
Class of Stock [Line Items]
Debt converted, amount converted																									$ 105,000
Debt converted, shares issued																									10,000
Stock issued for exchanges of loan									$ 100,000
One Investor 5 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt								$ 100,000
Short term loan								105,000
Origination fee								$ 5,000
One Investor 6 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt																$ 100,000
Short term loan																$ 100,000
Number of restricted common stock issued for loan origination fee																6,000
One Investor 7 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt															$ 100,000
Short term loan															$ 100,000
Number of restricted common stock issued for loan origination fee															5,000
One Investor 8 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt														$ 50,000
Short term loan														$ 50,000
Number of restricted common stock issued for loan origination fee														3,000
One Investor 9 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt													$ 50,000
Short term loan													$ 50,000
Number of restricted common stock issued for loan origination fee													3,000								1,250
Three Investors [Member]
Class of Stock [Line Items]
Short term loan												$ 400,000
Number of restricted common stock issued for loan origination fee												10,000
Origination fee												$ 20,000
Proceed from issuance of debt												$ 420,000
Two Investors [Member]
Class of Stock [Line Items]
Short term loan																				$ 120,000			$ 43,000								$ 200,000
Origination fee																		$ 7,500		12,000
Proceed from issuance of debt																				$ 132,000
Two Investors 1 [Member]
Class of Stock [Line Items]
Short term loan																			$ 80,000
Origination fee																			5,000
Proceed from issuance of debt																			$ 85,000
Two Investors 2 [Member]
Class of Stock [Line Items]
Short term loan																		75,000
Proceed from issuance of debt																		$ 82,500
Two Investors 3 [Member]
Class of Stock [Line Items]
Short term loan																	$ 150,000
Origination fee																	5,000
Proceed from issuance of debt																	$ 155,000
One Investor 10 [Member]
Class of Stock [Line Items]
Short term loan																					$ 25,000
Two Investor [Member]
Class of Stock [Line Items]
Number of restricted common stock issued for loan origination fee															10,000								2,150
One Investor 11 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt																								$ 50,000
One Investor 12 [Member]
Class of Stock [Line Items]
Short term loan																														$ 25,000
One Investor 13 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt																						$ 55,000
Short term loan																						$ 50,000
Number of restricted common stock issued for loan origination fee																						5,000
One Investor 14 [Member]
Class of Stock [Line Items]
Short term loan																													$ 25,000
One Investor 15 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt																											$ 55,000
Short term loan																											$ 50,000
Number of restricted common stock issued for loan origination fee																											5,000
One Investor 16 [Member]
Class of Stock [Line Items]
Proceeds from Short-term Debt																										$ 55,000
Short term loan																										$ 50,000
Number of restricted common stock issued for loan origination fee																										5,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services, shares																									22,500			25,625
Stock issued for services, value																									$ 173,300			$ 470,000
Common Stock [Member] | Preferred Stock Series E [Member]
Class of Stock [Line Items]
Stock converted, shares converted																												3,937
Stock converted, common shares issued																												9,843
Common Stock [Member] | Warrants [Member]
Class of Stock [Line Items]
Stock converted, shares converted																												77,220
Warrant [Member] | Preferred Stock Series E [Member]
Class of Stock [Line Items]
Stock converted, warrants issued																												4,921
Warrant exercise price						$ 48.00																						$ 48.00
Warrant expiration date						Sep. 30, 2023																						Sep. 30, 2023